Long-term investments, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥)
Long-term investments, net
Cost Method Investments	$ 97,348		¥ 103,175		¥ 630,602
Equity Method Investments	12,715		0		¥ 82,365
Loss from equity method investments	902	¥ 5,840	0	¥ 0
Impairment of long-term investments	$ 6,086	¥ 39,425	¥ 0	¥ 0